UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  October 31, 2017

Item 1. Report to Stockholders.

Oakhurst Strategic Defined Risk Fund

Institutional Class                  OASDX

SEMI-ANNUAL REPORT
October 31, 2017

Oakhurst Strategic Defined Risk Fund

Dear Shareholders

The Oakhurst Strategic Defined Risk Fund (the “Fund”) is a liquid alternatives fund of funds. The Fund invests primarily in publicly-traded mutual funds. The Fund’s investment process rigorously evaluates, selects, and allocates to alternative funds over a wide range of market conditions. The Fund’s I class shares returned +4.40% since its launch on the 10th of May 2017 through 10/31/2017 The Fund’s benchmark, HFRI Fund of Funds, returned 3.84% over the same period. The Fund maintained a 0.43 Beta and a 0.84 correlation to the S&P 500 TR. The S&P 500 TR returned 8.31% during the period in question.

Fund Description

The selection and allocation among the underlying investment companies are determined by Oakhurst through its self-developed model to seek low volatility risk-adjusted returns using quantitative and qualitative factors. The qualitative investment process will seek to determine overall market conditions, as well as seeking to identify a universe of investment companies in which the Fund may invest. The quantitative selection process will seek to identify those investment companies that may provide better risk-adjusted returns relative to the overall equity market. The Fund evaluates all potential investments using a detailed process that is designed to establish a funds expected performance under current conditions. The Fund managers anticipate a targeted overall fund volatility of 30-70% of US Equity Markets, as measured by the S&P 500 Index, under normal market conditions.

Performance Contribution

Our Allocation funds were our top contributor to performance, these include The FPA Crescent Fund (FPACX) and the Leuthhold Core Investment Fund (LCORX). These funds added 1.45% to the Fund’s total return. LCRIX, returned 7.42% over the time frame in question and FPACX returned 4.88%. Given current market dynamics we believe that both funds performed as expected.

Our lowest contributing class was the alternative global macro category. In this category the Fund maintained a small position in the Dreyfus Dynamic Total Return Fund (AVGRX). This asset contributed +0.21% to the fund’s total performance. AVGRX itself had a return of 4.09% over the period in question, we believe this too is well in line with expectations and foresee no expected changes to our current allocation.

Asset Performance

Our best performing fund for the period in question was LCORX. The fund returned +7.42% over the period in question. We believe that the Fund’s performance is a result of the manager’s ability to successfully navigate the portfolios allocation in three ways. First, the Fund successfully identified sectors with strong upwards momentum in the equity market. Second, the Fund successfully navigated the flattening yield curve in the bond market. Lastly, the Fund successfully managed its allocation between the stock and bond markets.

Our poorest performing asset was the Navigator Sentry Managed Volatility fund (NVXIX). We recently made an investment in this fund due to the very low levels of volatility currently prevalent in the equity market. Though only in the portfolio for a short time (11 days) and a very small percentage of our portfolio in general, this fund is the only asset with a negative contribution to performance. Since our investment in the fund NVXIX returned -2.12% and has contributed -0.02% to our performance. It is important to note that this is a tactical position. We do not believe that current levels of volatility are sustainable over the coming year. As such, we expect this position to further dampen the effects that increased volatility would have on our portfolio when volatility levels normalize.

Oakhurst Strategic Defined Risk Fund

Looking Forward

We believe that the current environment is a challenging one. While economic conditions are healthy in our view, valuations are difficult to ignore, as is the sheer length of the current bull markets in both the equity and debt markets. Keeping this in mind, we believe that now is the time for active managers to shine. With implied correlations in the equity markets as low as they have been in a long time, and numerous pockets of what we believe to be irrational investor behavior witnessed this year in the equity markets, conditions continue to improve for active managers. We believe that this should bode well for net- long bottoms-up managers with high active share in the equity markets.

Thank you,

Jeff Garden, CFA
Portfolio Manager
Oakhurst Funds

Past performance is not a guarantee of future results.  References to other mutual funds should not be considered an offer of those securities.

Definitions

HFRI Fund of Funds Composite Index:

Fund of Funds invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The Fund of Funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a Fund of Funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers. PLEASE NOTE: The HFRI Fund of Funds Index is not included in the HFRI Fund Weighted Composite Index. (Source HFRI)

S&P 500 Total Return:

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

Beta:

In finance, the beta (ß or beta coefficient) of an investment indicates whether the investment is more or less volatile than the market as a whole. In general, a beta less than 1 indicates that of the investment is less volatile than the market, while a beta more than 1 indicates that the investment is more volatile than the market.

Correlation:

In statistics, dependence or association is any statistical relationship, whether causal or not, between two random variables.

Oakhurst Strategic Defined Risk Fund

Active Share:

Active Share measures the percentage of fund holdings that is different from the benchmark holdings.

The outlook, views, and opinions presented are those of the Adviser as of 12/15/2017. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus

Mutual fund investing involves risk. Principal loss is possible. The Fund’s investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. These risks apply to the Fund, as well as the Underlying Funds, which may themselves invest in other investment companies. The Fund may invest in foreign as well as emerging markets which involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending on the characteristics of the particular derivative, it could become illiquid. The Funds invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. These risks are greater for micro-cap securities.

An index is unmanaged. Investors cannot invest directly in an index. References to other mutual funds should not be considered an offer of those securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Oakhurst Advisors, LLC is the investment advisor.

Oakhurst Strategic Defined Risk Fund

EXPENSE EXAMPLE (Unaudited)
October 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 10, 2017 through October 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	05/10/2017	10/31/2017	05/10/2017 to 10/31/2017
Oakhurst Strategic Defined Risk Fund Actual(2)	$1,000.00	$1,044.00	$7.31
Hypothetical (5% return before expenses)	$1,000.00	$1,016.68	$7.21

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.50%, multiplied by the average account value over the period, multiplied by 174/365 to reflect the since inception period.

(2)	Based on the actual returns for the period from inception through October 31, 2017 of 4.40%.

Oakhurst Strategic Defined Risk Fund

SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2017

	Shares	Value
OPEN-END FUNDS – 99.62%
ACM Dynamic Opportunity Fund, Class I (a)	60,171	$1,055,400
AQR Equity Market Neutral Fund, Class I	202,331	2,573,655
DoubleLine Shiller Enhanced CAPE, Class I	165,591	2,619,647
Dreyfus Dynamic Total Return Fund, Class I	104,419	1,779,298
FPA Crescent Fund, Class I	81,372	2,867,538
Gateway Fund, Class Y	88,264	2,918,878
Infinity Q Diversified Alpha Fund, Class I	150,765	1,590,569
JPMorgan Opportunistic Equity Long/Short Fund, Class A	83,781	1,519,789
Leuthold Core Investment Fund, Class I	119,264	2,498,586
Navigator Sentry Managed Volatility Fund, Class I (a)	105,263	194,737
RMB Mendon Financial Long/Short Fund, Class A	66,180	1,171,384
TOTAL OPEN-END FUNDS
(Cost $20,110,616)		20,789,481

SHORT TERM INVESTMENTS – 0.50%
Fidelity Institutional Government Portfolio, Class I, 0.92% (b)	105,013	105,013
TOTAL SHORT TERM INVESTMENTS
(Cost $105,013)		105,013

TOTAL INVESTMENTS
(Cost $20,215,629) – 100.12%		20,894,494
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.12)%		(25,541)
TOTAL NET ASSETS – 100.00%		$20,868,953

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Oakhurst Strategic Defined Risk Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2017

ASSETS:
Investments, at value (Cost $20,215,629)	$20,894,494
Dividends and interest receivable	5,230
Prepaid expenses and other receivables	20,320
Total assets	20,920,044

LIABILITIES:
Payable to the Adviser for management fees	5,051
Payable for administration and fund accounting fees	13,060
Payable for transfer agent fees	5,858
Payable for trustees’ fees	2,540
Payable for compliance fees	1,996
Payable for custodian fees	806
Accrued expenses and other liabilities	21,780
Total liabilities	51,091

NET ASSETS	$20,868,953

NET ASSETS CONSISTS OF:
Paid-in capital	$20,138,440
Net unrealized appreciation on investments	678,865
Accumulated undistributed net realized gain on investments	123,766
Accumulated net investment loss	(72,118)
Total net assets	$20,868,953

Institutional
Class Shares
Net assets	$20,868,953
Shares issued and outstanding(1)	1,999,573
Net asset value and offering price per share	$10.44

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Oakhurst Strategic Defined Risk Fund

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended October 31, 2017(1)

INVESTMENT INCOME:
Dividend income	$58,929
Interest income	939
Total investment income	59,868

EXPENSES:
Investment advisory fees (See note 3)	87,991
Administration and fund accounting fees (See note 3)	37,375
Professional fees	25,578
Transfer agent fees (See note 3)	23,432
Federal and state registration fees	10,266
Compliance fees (See note 3)	5,719
Trustees’ fees (See note 3)	5,040
Printing and Postage Fees	3,205
Custodian fees (See note 3)	2,502
Other expenses	7,381
Total expense before reimbursement	208,489
Less: Expense reimbursement by Adviser (See note 3)	(76,503)
Net expenses	131,986
NET INVESTMENT LOSS	(72,118)

REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	123,766
Net change in unrealized appreciation on investments	678,865
Net realized and change in unrealized gain on investments	802,631
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$730,513

(1)	Inception date of the Fund was May 10, 2017.

The accompanying notes are an integral part of these financial statements.

Oakhurst Strategic Defined Risk Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2017(1)
(Unaudited)
OPERATIONS:
Net investment loss	$(72,118)
Net realized gain on investments	123,766
Net change in unrealized appreciation on investments	678,865
Net increase in net assets resulting from operations	730,513

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	20,138,440

NET INCREASE IN NET ASSETS	20,868,953

NET ASSETS:
Beginning of period	—
End of period, including accumulated net investment loss of $(72,118)	$20,868,953

(1)  Inception date of the Fund was May 10, 2017.
(2)  A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:	Shares	Amount
Institutional Class:
Issued	1,999,577	$20,138,480
Issued to holders in reinvestment of dividends	—	—
Redeemed	(4)	(40)
Net increase in Institutional Class	1,999,573	$20,138,440

The accompanying notes are an integral part of these financial statements.

Oakhurst Strategic Defined Risk Fund

FINANCIAL HIGHLIGHTS

For the Period
Inception through
October 31, 2017(1)
(Unaudited)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)(4)	(0.04)
Net realized and unrealized gain on investments(9)	0.48
Total from investment operations	0.44
Net asset value, end of period	$10.44

TOTAL RETURN(5)	4.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,869
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	2.37%
After expense reimbursement(6)(7)	1.50%
Ratio of net investment loss to average net assets(7)	(0.82)%
Portfolio turnover rate(5)(8)	0%

(1)	Inception date of the Institutional Class was May 10, 2017.
(2)	For an Institutional Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments).  The denominator includes the average fair value of long positions throughout the period.

(9)
Net realized and unrealized gain per share in the caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Oakhurst Strategic Defined Risk Fund

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)
October 31, 2017

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Oakhurst Strategic Defined Risk Fund (the “Fund”) is a “diversified company” as that term is defined in the 1940 Act.  Investment advisory services are provided to the Fund by Oakhurst Advisors, LLC (the “Adviser”), pursuant to the Investment Advisory Agreement (the “Advisory Agreement”).

The primary investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk.  The Fund commenced operations on May 10, 2017.  Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business.  These expenses were borne by the Adviser and are not subject to reimbursement by the Fund.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies.  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Institutional Class and Advisor Class.  Both share classes are subject to a 0.10% shareholder servicing fee, have no deferred sales charge and no redemption fee.  The Institutional Class shares have no sales charge (load) imposed on purchases and are not subject to a distribution fee.  The Advisor Class shares have a maximum sales charge (load) imposed on purchases of 5.75% and are subject to distribution fee up to 0.25%.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open–end investment companies are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Oakhurst Strategic Defined Risk Fund

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) – Continued
October 31, 2017

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Open-End Funds	$20,789,481	$—	$—	$20,789,481
Money Market Funds	105,013	—	—	105,013
	$20,894,494	$—	$—	$20,894,494

As of October 31, 2017, the Fund did not hold any Level 2 or Level 3 securities. It is the Fund’s policy to record transfers at the end of the reporting period. For the period ended October 31, 2017, there were no transfers between levels.

B.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated  into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency

Oakhurst Strategic Defined Risk Fund

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) – Continued
October 31, 2017

gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

D.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

E.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

F.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at up to 0.25% of average daily net assets of Investor Class shares (See note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

Oakhurst Strategic Defined Risk Fund

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) – Continued
October 31, 2017

H.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

I.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the FASB Codification, the Fund qualifies for an exemption from the requirements to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Oakhurst Advisors LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any distribution fees – Advisor class (see Note 5), shareholder servicing fees (see Note 5) acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50% of the Institutional Class average daily net asset value, or 1.75% of the Advisor Class average daily net asset value. As of October 31, 2017, Advisor Class shares are not available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within two years after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2020	$76,503

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2017, are disclosed in the Statement of Operations.

Oakhurst Strategic Defined Risk Fund

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) – Continued
October 31, 2017

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At October 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$20,215,629
Gross unrealized appreciation	730,072
Gross unrealized depreciation	(51,207)
Net unrealized appreciation	$678,865

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions made by the Fund during the period ended October 31, 2017.

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Advisor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Advisor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. As of October 31, 2017, Advisor shares are not available.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets in the Institutional Class

Oakhurst Strategic Defined Risk Fund

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) – Continued
October 31, 2017

and the Advisor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. As of October 31, 2017 Advisor Class shares are not available. During the period ended October 31, 2017, the Fund did not pay out any distribution fees or shareholder servicing fees.

Distribution and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser.  Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% and 1.75% for the Institutional Class shares and Adviser Class shares, respectively.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	20,110,616	—

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2017, National Financial Services, for the benefit of its customers, owned 99.8% of the outstanding shares of the Fund.

8.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. As of December 22, 2017, Alia M. Vasquez will no longer serve as Secretary to the Trust and will be replaced by Rachel A. Spearo.

Oakhurst Strategic Defined Risk Fund

ADDITIONAL INFORMATION (Unaudited)
October 31, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-844-625-4778.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-625-4778. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-844-625-4778, or (2) on the SEC’s website at www.sec.gov.

Oakhurst Strategic Defined Risk Fund

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
October 31, 2017

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the members who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the investment advisory agreement for any new fund of the Trust.  In this regard, at an in-person meetings held on May 12, 2016 (the “Meeting”), the Board reviewed an investment advisory agreement (the “Advisory Agreement”) with Oakhurst Advisors, LLC (“Oakhurst”) for the Oakhurst Strategic Defined Risk Fund (the “Fund”).

At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Oakhurst and entering into the Advisory Agreement.  The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Oakhurst was guided by a detailed set of requests for information submitted to it by U.S. Bancorp Fund Services, LLC (“USBFS”), the Fund’s administrator, in advance of the Meeting.  The Board also met with representatives from Oakhurst.  In considering and approving the Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the compensation payable to Oakhurst is reasonable.  The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Oakhurst under the Advisory Agreement.  This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund.  It also included information about Oakhurst’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio.

The Board evaluated the ability of Oakhurst, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.  The Board further considered the compliance program and compliance record of Oakhurst.

Fund Performance and Expenses

The Board acknowledged that the Fund is newly formed and has no performance record. The Board considered performance information for a separately managed account that shares a similar investment objective and strategy to the Fund, and is managed by the proposed portfolio managers for the Fund in their capacities as employees of an adviser under common ownership with Oakhurst, including comparisons of such performance to a relevant benchmark index and peer funds selected by Oakhurst.  Given the inherent limitations of the similar account information provided to it, the Board gave limited weight to such information, but noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

Oakhurst Strategic Defined Risk Fund

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) – Continued October 31, 2017

The Board received and considered information regarding the Fund’s anticipated net operating expense ratios and their various components, including contractual and/or estimated advisory fees, administrative fees, custodian and other non-advisory fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these expense ratios in comparison to those of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc. based on screening criteria applied by USBFS in consultation with Oakhurst, analyzing among other details the Fund’s expense ratios in relation to median and average ratios of the Expense Group.  The Board received a description of the methodology and screening criteria used by USBFS to select the mutual funds and share classes in the Expense Group and a supplemental Expense Group that applied additional screening criteria.  The Board noted that the Fund’s net operating expense ratio for Class I was lower than the median and average ratios of the Fund’s Expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the expense structure of the Fund supported the approval of the Advisory Agreement.

Investment Advisory Fee Rate

The Board reviewed and considered the contractual investment advisory fee rate that would be payable by the Fund to Oakhurst for investment advisory services (the “Advisory Agreement Rate”).  Among other information reviewed by the Board was a comparison of the Advisory Agreement Rate of the Fund with those of other funds in the Expense Group and the supplemental Expense Group.  The Board noted that the Advisory Agreement Rate of the Fund was equal to the median rate for the Expense Group and less than the industry average.

The Board received and evaluated information about the nature and extent of responsibilities and duties that would be assumed by Oakhurst.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate was reasonable in light of the services to be covered by the Advisory Agreement.

Profitability

The Board acknowledged that there is no actual information about an adviser’s profitability earned from a new fund. The Board noted that it would have an opportunity to review profitability earned from the Fund in the context of future contract renewals.

Economies of Scale

With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations.  The Board also considered that the Fund would likely see a decrease in fund expenses as assets under management within the Fund increased.  The Board also considered that the proposed fee waiver and expense reimbursement arrangements are a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and noted that it would have an opportunity to consider economies of scale and advisory fee breakpoints in the context of future contract renewals.

Oakhurst Strategic Defined Risk Fund

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) – Continued October 31, 2017

Other Benefits to Oakhurst

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Oakhurst, as a result of its relationship with the Fund.  Ancillary benefits could include benefits potentially derived from an increase in Oakhurst’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Oakhurst, to operate other products and services that follow investment strategies similar to those of the Fund, or to increase its relationship networks for its other investment products).

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by Oakhurst were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved entering into the Advisory Agreement for an initial two-year term.

Oakhurst Strategic Defined Risk Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;
•    Information you give us orally; and/or
•    Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Oakhurst Advisors LLC
9100 Wilshire Blvd, Suite 360 West
Beverly Hills, CA 90212

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue
NW Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-844-625-4778.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Series Portfolios Trust

By (Signature and Title)*        /s/ John Hedrick
John Hedrick, President

Date    01/04/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ John Hedrick
John Hedrick, President

Date    01/04/18

By (Signature and Title)*        /s/ David Cox
David Cox, Treasurer

Date    01/04/18

* Print the name and title of each signing officer under his or her signature.